Intangible Assets, Net	12 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of March 31,
	2025	2024
Software	$609,099	$521,833
Less: accumulated amortization	(525,193)	(483,650)
Intangible assets, net	$83,906	$38,183

Amortization expenses were $41,067, $75,637 and $84,071 for the years ended March 31, 2025, 2024 and 2023, respectively.